ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 23,613	¥ 152,960	¥ 202,707
Accrued payroll	8,020	51,954	66,926
Taxes payable	823	5,330	16,872
Deposits from delivery service providers and merchants in the marketplace program	23,690	153,462	144,772
Payables to merchants participating in the marketplace program	24,926	161,465	203,938
Sales refund payables	4,412	28,577	13,755
Payables for purchases of fixed assets	2,063	13,366	27,932
Other payables	5,951	38,549	27,581
Accrued expenses and other current liabilities, total	$ 93,498	¥ 605,663	¥ 704,483